SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ (146)	$ 87
Accounts payable and other liabilities	(706)	(218)
Net change in non-cash working capital	$ (852)	$ (131)